Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2025 shares
Date of incorporation	December 13, 2006
Number of vessels owned	145
The number of vessels held for sale.	1
Number of vessels chartered	8
Eagle Merger Agreement [Member]
Effective date of asset acquisition	Apr. 09, 2024
Fixed exchange ratio	2.6211
Issuance of common stock for Eagle Mergeer, shares	28,082,319
Exchanged stock issued | shares	1,341,584
Eagle loaned shares | shares	511,840
Exchanged stock cancelled | shares	1,341,584
Stock Issued During Period, Shares, Conversion of Convetible Securities | shares	5,971,284
Combined carrying capacity [Member]
Vessel capacity DWT	14,300,000
Average age of vessels	12.4
Five Kamsarmax newbuilding vessels [Member]
Vessel capacity DWT	82,000
Expected Delivery Date	January 2026 and September 2026
Minimum [Member]
Vessel capacity DWT	55,569
Maximum [Member]
Vessel capacity DWT	209,537